Goodwill and Intangible Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized intangible asset:
Core deposit intangible, Gross Carrying Amount	$ 8,589	$ 2,750
Core deposit intangible, Accumulated Amortization	$ 626	$ 280